Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation and principle of consolidation

These consolidated financial statements (“financial statements”) have been prepared in conformity with accounting principles generally accepted in the United States of America, or US GAAP.

The Company’s functional currency of subsidiaries in China is the Chinese Renminbi (RMB). Other subsidiaries outside of China use the U.S. Dollar (USD) as the functional currency. The accompanying consolidated financial statements have been translated and presented in USD.

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Segment Information

The Company maintains discrete financial information for each of its six parks, which is used by the Chief Operating Decision Maker (“CODM”), as a basis for allocating resources and assessing performance. All six parks have been identified as an operating segment and meets the criteria for aggregation due to similar economic characteristics. In addition, all of the parks provide similar products and services and share similar processes for delivering services. The parks have a high degree of similarity in the workforces and target similar consumer groups. Accordingly, based on these economic and operational similarities and the way the CODM monitors and makes decisions affecting the operations, the Company has concluded that its operating segments may be aggregated and that it has one reportable segment.

Main services provided in each parks	Representative revenue-generating activities, products or services
Sales of in-park recreation	Ticket sales
Rental income	Venue rental
Park service fees	Income from services such as circuses and food festivals

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with US GAAP and this requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting period. The significant areas requiring the use of management estimates include, but are not limited to, the allowance for doubtful accounts receivable, estimated useful life and residual value of property, plant and equipment, impairment of long-lived assets, provision for staff benefits, recognition and measurement of deferred income taxes and valuation allowance for deferred tax assets. Although these estimates are based on management’s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ from those estimates and such differences may be material to our consolidated financial statements.

Impairment of Long-Lived Assets

In accordance with the ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, or it is reasonably possible that these assets could become impaired as a result of technological or other industrial changes. The determination of recoverability of assets to be held and used is made by comparing the carrying amount of an asset to future undiscounted cash flows to be generated by the assets.

If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

Fair Value of Financial Instruments

The Company has adopted Financial Accounting Standards Board ASC Topic on Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in US GAAP, and expands disclosures about fair value measurements. ASC 820 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable input, which may be used to measure fair value and include the following:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.
Level 2 —	Input other than Level 1 that is observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other input that is observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 —	Unobservable input that is supported by little or no market activity and that is significant to the fair value of the assets or liabilities.

Our cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are value using quoted market price.

Cash and Cash Equivalents

Cash and cash equivalents included cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal and use and with an original maturity of three months or less.

Deposits in banks in the PRC are only insured by the government up to RMB500,000 (approximately $69,640 as of September 30, 2023), and are consequently exposed to risk of loss. The Company believes the probability of a bank failure, causing loss to the Company, is remote.

Receivable and Allowances

Other receivables, and loan receivables are recognized and carried at the initial amount when they occurred less an allowance for any uncollectible amount. We have a policy of reserving for uncollectible accounts based on our best estimate of the amount of probable impairment losses in our existing receivables.

Revenue Recognition

We apply the five steps defined under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. We assess its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. We allocate the transaction price to each performance obligation based on the relative stand-alone selling price of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.

We do not make any significant judgment in evaluating when control is transferred. Revenue is recorded net of value-added tax.

Revenue recognitions are as follows:

To enjoy the rides and attractions that the parks offer, the guests need to obtain prepaid cards at ticket booths with a modest security deposit of less than $2. however, no such deposit is required since January 1, 2022. The guests can load any amount of money onto the prepaid cards and receive rebates, depending on the amount of money that they add to the prepaid cards. Thereafter, the guests are able to enjoy the rides and attractions by paying with their prepaid cards for each access to each facility. If the guests no longer need the prepaid cards, they may return them at ticket booths and get a full security deposit refund, for those guests who paid for the security deposit before January 1, 2022. Any unutilized stored value and deposits will be forfeited after 24 months from the day when value is stored, and will be recorded as other income in the fiscal year.

Sales of in-park recreation: Revenue from the provision of in-park recreation is recognized when the relevant services are rendered and the customer simultaneously receives and consumes the benefits provided by the Company. The revenue is net of any rebates when customers make cash prepayments to the prepaid cards.

Rental income: Rental income primarily consists of regular rental payments from commercial tenants who operate convenience stores within the parks. It also includes rental payments from operators of amusement facilities in Mangshi and Yueyang, such as boat rides, water park, animal encounter and ice rink. Such operators are fully responsible for the profits and losses of their businesses. Rental income is recognized on a time proportion basis over the lease terms. Lease payments are the revenue is net of any rebates when customer make cash prepayment to the prepaid cards.

Park service revenue: The Company’s recognition of park service revenue occurs when a service is completed.

Costs of revenue consisted primarily of compensation of operational employees, depreciation of amusement facilities, daily maintenance costs, utility bills and rental fee, etc. For the fiscal years ended September 30, 2023, September 30, 2022 and September 30, 2021, the Company had $12.47 million, $11.62 million and $11.69 million in costs of revenue, respectively.

Administrative expenses consisted primarily of compensation of administrative and management employees, depreciation of computer and furniture and professional fees, etc. For the fiscal years ended September 30, 2023, September 30, 2022 and September 30, 2021, the Company had $5.40 million, $4.07 million and $2.51 million in administrative expenses, respectively.

Advertising costs

The costs of other advertising, promotion, and marketing programs are charged to operations when incurred. As of September 30, 2023 and September 30, 2022, the Company had $1.54 million and $1.53 million in prepaid advertising, respectively. The amounts capitalized are included in other current assets.

Advertising expense was $3.69 million, $4.91 million and $5.60 million for the fiscal years ended September 30, 2023, September 30, 2022 and September 30, 2021, respectively. These amounts are presented within “Selling expenses”.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. Depreciation is computed using the straight-line method over the useful lives of the assets. Major renewals and betterments are capitalized and depreciated; maintenance and repairs that do not extend the life of the respective assets are expense as incurred. Upon disposal of assets, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income.

Depreciation related to property, plant and equipment used in production is reported in cost of sales, and includes amortized amounts related to capital leases. We estimated that the residual value of the Company’s property and equipment ranges from 3% to 5%. Property, plant and equipment are depreciated over their estimated useful lives as follows:

Machinery	10 years
Electronic equipment	3 years
Office equipment	3 – 5 years
Park facilities	20 years
Vehicles	4 years
Other	10 years

Foreign Currency and Other Comprehensive Income (Loss)

The financial statements of the Company’s foreign subsidiaries are measured using the local currency as the functional currency; however, the reporting currency of the Company is the USD. Assets and liabilities of the Company’s foreign subsidiaries have been translated into USD using the exchange rate at the balance sheet dates, while equity accounts are translated using historical exchange rate. The exchange rate we used to convert RMB to USD was 7.18, 7.10 and 6.49 at the balance sheet dates of September 30, 2023, September 30, 2022 and September 30, 2021, respectively. The average exchange rate for the period has been used to translate revenues and expenses. The average exchange rates we used to convert RMB to USD were 7.05, 6.58 and 6.50 for fiscal year 2023, fiscal year 2022 and fiscal 2021, respectively. Translation adjustments are reported separately and accumulated in a separate component of equity (cumulative translation adjustment).

Income Taxes

We use the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-25 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

Lease

We adopted ASU No. 2016-02, Leases (Topic 842), or ASC 842, from January 1, 2020. We determine if an arrangement is a lease or contains a lease at lease inception. For operating leases, we recognize a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of our leases do not provide an implicit rate, we estimate our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any lease payments made, net of lease incentives. Lease expense is recorded on a straight-line basis over the lease term. Our leases often include options to extend and lease terms include such extended terms when we are reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when we are reasonably certain not to exercise those options.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profits to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss.

New Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”) “Financial Instruments — Credit Losses” (“ASC 326”): Measurement of Credit Losses on Financial Instruments,” which requires the measurement and recognition of expected credit losses for financial assets to be held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2019, the FASB issued ASU 2019-10 “Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)” (“ASC 2019-10”), which defers the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public entities which meet the definition of a smaller reporting company. The Company will adopt ASU 2016-13 effective January 1, 2023. Management is currently evaluating the effect of the adoption of ASU 2016-13 on the consolidated financial statements. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying consolidated financial statements.